ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 3.3%
Advertising - 2.1%
Publicis Groupe SA - ADR	15,957	$373,075

Integrated Telecommunication Services - 1.2%
Verizon Communications, Inc.	4,368	209,795
Total Communication Services		582,870

Consumer Discretionary - 4.6%
Automobile Manufacturers - 2.1%
Toyota Motor Corp. - ADR	1,919	369,638

Automotive Parts & Equipment - 1.2%
Gentex Corp.	8,830	204,061

Restaurants - 1.3%
Starbucks Corp.	2,130	224,353
Total Consumer Discretionary		798,052

Consumer Staples - 16.8%
Brewers - 2.1%
Ambev SA - ADR	127,991	373,734

Distillers & Vintners - 1.2%
Constellation Brands, Inc. - Class A	1,325	207,469

Household Products - 3.2%
Procter & Gamble Co.	1,366	200,925
Reckitt Benckiser Group PLC - ADR	28,663	367,173
		568,098
Packaged Foods & Meats - 4.5%
Kraft Heinz Co.	9,217	208,857
Nestle SA - ADR	3,634	368,779
Tyson Foods, Inc. - Class A	3,245	207,907
		785,543
Soft Drinks & Non-alcoholic Beverages - 1.2%
PepsiCo, Inc.	1,311	207,780

Tobacco - 4.6%
Altria Group, Inc.	3,040	220,856
British American Tobacco PLC - ADR	6,356	373,733

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Philip Morris International, Inc.	1,251	$206,502
		801,091
Total Consumer Staples		2,943,715

Energy - 9.2%
Integrated Oil & Gas - 6.7%
BP PLC - ADR	7,908	374,681
Chevron Corp.	1,090	210,708
Exxon Mobil Corp.	1,360	209,889
TotalEnergies SE	4,052	375,661
		1,170,939
Oil & Gas Exploration & Production - 1.2%
Devon Energy Corp.	4,160	213,699

Oil & Gas Refining & Marketing - 1.3%
Phillips 66	1,245	223,042
Total Energy		1,607,680

Financials - 16.8%
Asset Management & Custody Banks - 2.4%
Franklin Resources, Inc.	7,249	217,253
State Street Corp.	1,354	206,945
		424,198
Diversified Banks - 9.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	16,832	372,324
Bank of America Corp.	3,904	208,708
BNP Paribas SA - ADR	6,889	361,604
Citigroup, Inc.	1,609	205,920
JPMorgan Chase & Co.	659	206,418
Royal Bank of Canada	2,085	375,237
		1,730,211
Insurance Brokers - 1.2%
Marsh & McLennan Cos., Inc.	1,210	202,929

Multi-line Insurance - 2.1%
AXA SA - ADR	7,712	370,485

Regional Banks - 1.2%
Huntington Bancshares, Inc.	12,423	208,209
Total Financials		2,936,032

Health Care - 18.9%
Biotechnology - 2.4%
AbbVie, Inc.	1,040	219,773

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Gilead Sciences, Inc.	1,592	$208,297
		428,070
Health Care Equipment - 1.2%
Medtronic PLC	2,511	203,315

Managed Health Care - 1.2%
UnitedHealth Group, Inc.	566	209,692

Pharmaceuticals - 14.1%
AstraZeneca PLC	1,975	370,056
GSK PLC - ADR	6,773	354,296
Johnson & Johnson	897	206,175
Merck & Co., Inc.	1,851	202,092
Novartis AG - ADR	2,554	377,609
Pfizer, Inc.	7,705	205,723
Roche Holding AG - ADR	7,237	368,219
Sanofi SA - ADR	8,026	373,851
		2,458,021
Total Health Care		3,299,098

Industrials - 15.7%
Aerospace & Defense - 3.3%
BAE Systems PLC - ADR	3,330	371,828
Lockheed Martin Corp.	405	209,778
		581,606
Air Freight & Logistics - 3.5%
Deutsche Post AG - ADR	13,363	395,344
United Parcel Service, Inc. - Class B	1,993	216,839
		612,183
Construction & Engineering - 2.1%
Vinci SA - ADR	9,861	372,154

Electrical Components & Equipment - 2.2%
Eaton Corp. PLC	902	390,575

Human Resource & Employment Services - 1.2%
Paychex, Inc.	2,264	209,714

Industrial Conglomerates - 2.2%
Siemens AG - ADR	2,517	373,699

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. - Class A	1,993	203,824
Total Industrials		2,743,755

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Information Technology - 7.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,376	$217,404

IT Consulting & Other Services - 3.4%
Capgemini SE - ADR	15,930	386,143
International Business Machines Corp.	893	206,265
		592,408
Semiconductors - 2.7%
NXP Semiconductors NV	1,614	473,854
Total Information Technology		1,283,666

Materials - 5.8%
Commodity Chemicals - 3.4%
Dow, Inc.	5,416	219,294
LyondellBasell Industries NV - Class A	5,184	386,726
		606,020
Industrial Gases - 1.2%
Air Products and Chemicals, Inc.	679	203,734

Specialty Chemicals - 1.2%
Eastman Chemical Co.	2,905	212,327
Total Materials		1,022,081
TOTAL COMMON STOCKS (Cost $14,657,644)		17,216,949

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Office REITs - 1.2%
BXP, Inc.	3,577	209,112
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $220,265)		209,112

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (a)	12,504	12,504
TOTAL MONEY MARKET FUNDS (Cost $12,504)		12,504

TOTAL INVESTMENTS - 99.7% (Cost $14,890,413)		$17,438,565
Other Assets in Excess of Liabilities - 0.3%		53,099
TOTAL NET ASSETS - 100.0%		$17,491,664

Percentages are stated as a percent of net assets.

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALTRIUS GLOBAL DIVIDEND ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Altrius Global Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$17,216,949	$—	$—	$17,216,949
Real Estate Investment Trusts	209,112	—	—	209,112
Money Market Funds	12,504	—	—	12,504
Total Investments	$17,438,565	$—	$—	$17,438,565

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.